Common Stock (Tables)	12 Months Ended
Jun. 30, 2012
Changes In Outstanding Shares Of Common Stock

Changes in outstanding shares of common stock for the past three years were:

Shares in thousands	2012	2011	2010
Beginning balances	117,420	132,424	139,132
Stock issuances:
Stock option and benefit plans	1,104	642	211
Restricted stock plans	2,119	398	348
Reacquired shares	–	(16,044)	(7,283)
Other	1	–	16

Ending balances	120,644	117,420	132,424

Dividends Declared

Common stock dividends and dividend-per-share amounts declared on outstanding shares of common stock were:

(in millions except per share data)	2012	2011	2010
Common stock dividends declared	$137	$275	$299
Dividends per share amount declared	$1.15	$2.30	$2.20